INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by the Company’s corporate subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The Company's income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Current tax:
Current tax on profits for the year	$—	$1	$—
Adjustments in respect of prior years	—	—	$—
Total current tax expenses	—	1	—
Deferred tax:
Origination and reversal of temporary differences	2	—	—
Total deferred tax expenses	2	—	—
Total income tax expense	$2	$1	$—
The below reconciliation has been prepared using a statutory income tax rate for jurisdictions where the Company’s subsidiaries operate.
The Company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Net (loss) income before income tax	$(42)	$2	$6
Income tax at statutory tax rate	(11)	1	2

Tax effect of:
International operations subject to different tax rates	13	—	—
Derecognition (Recognition) of deferred tax assets	—	—	(2)

Total income tax expense	$2	$1	$—
The Company’s effective tax rate is different from the Company’s statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Statutory income tax rate	26.5%	26.5%	26.5%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(30.9)%	15.9%	—%
Derecognition (recognition) of deferred tax assets	—%	—%	(24.7)%
Other	—%	(13.0)%	0.7%
Effective income tax rate	(4.4)%	29.4%	2.5%
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020
Deferred tax asset, beginning of year	$—	$—
Tax booked to income statement	(2)	—
Tax booked to balance sheet	2	—
Tax booked to equity	20	—
Deferred tax assets, end of year	$20	$—

AS AT DEC. 31 US$ MILLIONS	2021	2020
Non-capital loss carryforwards	$18	$—
Tax credit carryforwards	2	—
Deferred tax asset	$20	$—
Deferred tax asset recognized relates to non-temporary differences relating to non-capital loss carryforwards and tax credit carryforwards. The Company evaluates the deferred tax asset based on, amongst other factors, historical operating results, expectation of future profitability, and the duration of the applicable statutory carryforward periods for tax attributes. Based on the evaluation of the deferred tax assets as of December 31, 2021, the Company determined that the deferred tax assets would be realized within the applicable statutory carryforward period.